Nature of operations and basis of presentation	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Nature of operations and basis of presentation
Note 1.	Nature of operations and basis of presentation

Nature of Business - On June 3, 2021, US Salt Parent Holdings, LLC (“Parent Holdings”) was formed and incorporated in Delaware as a limited liability company, which owns 99% members’ interest of US Salt Intermediate Holdings, LLC (“Intermediate Holdings”). On July 19, 2021, US Salt Holdings, LLC (“US Salt”) was formed and incorporated in Delaware and purchased 100% of the outstanding member’s interest in US Salt Investors, LLC, which owns 100% of member’s interest of US Salt, LLC. Emerald Lake Capital LP (“Emerald Lake”) together with Emerald Lake Pearl Acquisition, LP, Emerald Lake Pearl Acquisition-A, LP, and Emerald Lake Pearl Holding LLC indirectly purchased approximately 99.5% of the Class A units of the Parent Holdings through EL US Salt Aggregator, LP (“Aggregator”). Parent Holdings and Aggregator own 99% and 1% (collectively “Emerald Lake Investment”), respectively, of members’ interest of Intermediate Holdings, which owns 100% member’s interest of US Salt.

US Salt Parent Holdings, LLC and subsidiaries (the “Company”, we”, “us”, “our”) operate a single solution mining facility located in Watkins Glen, New York. The Company mines, processes, packages and sells a range of evaporated salt products used for food and food processing, pharmaceutical, water softening and industrial applications mainly in the U.S. and Canada, and other countries in North America. The Company’s primary products include round cans of salt, packaged pellets, packaged granulated salt, and medical grade salt. The Company’s customers primarily include national retail chains, pharmaceutical companies, food service operators, and independent distributors.

Merger Agreement - On December 8, 2025, ContextLogic Holdings Inc. (“ContextLogic”), incorporated in the state of Delaware and traded on the OTC (Over-the-Counter) market under the trade symbol LOGC, entered into a Purchase Agreement (the “Purchase Agreement”, or the “Transaction”) with the various parties to acquire Parent Holdings and its subsidiaries. The board of directors of both ContextLogic and Parent Holdings have approved the proposed Purchase Agreement. The Transaction closed on February 26, 2026. Refer to Note 19, Subsequent Events.

Basis of Presentation - The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The accompanying consolidated financial statements include the Company, and all our majority or wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.